Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31
	2021	2020

Balance in USD	7,735	13,067
Balance in other currencies	3,311	4,309

	11,046	17,376